WARRANTS	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Warrants
WARRANTS

For the nine months ended November 30, 2013, the Company issued 70,000 warrants in connection with the issuance of Convertible Notes referenced in Note 5 below. These warrants were issued between March 1, 2013 and May 14, 2013, are exercisable at $3.00 per share and expire between March 1, 2017 and May 14, 2017. These warrants vested immediately. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

For the nine months ended November 30, 2013, in connection with the issuance of the Convertible Notes referenced in Note 5 below, the Company issued placement agent warrants to purchase an aggregate of 8,480 shares of common stock.  These placement agent warrants are exercisable at $2.50 per share, have a term of 5 years and a cashless exercise feature and vested immediately. The fair value of these warrants was determined to be $25,498, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 0.74%; (2) an expected term of 5 years; (3) an expected volatility of 134%; and (4) zero expected dividends.

For the nine months ended November 30, 2014, the Company issued 25,000 warrants in connection with the issuance of Convertible Notes referenced in Note 5 below. These warrants were issued on March 4, 2014, are exercisable at $2.10 per share and expire on March 4, 2019. These warrants vested immediately. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

For the nine months ended November 30, 2014, the Company issued 155,000 warrants in connection with the issuance of Convertible Notes referenced in Note 5 below. These warrants were issued between May 22, 2014 and June 26, 2014, are exercisable at $1.50 per share and expire between May 22, 2019 and June 26, 2019. These warrants vested immediately. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

For the nine months ended November 30, 2014, the Company issued 3,066,000 warrants in connection with the closing of the Qualified Financing as described in Note 2. These warrants were issued on June 30, 2014, are exercisable at $1.50 per share and expire on June 30, 2018. These warrants vested immediately. The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2014	3,146,355	$1.24	$-	-
Issued	3,246,000	$1.50	$-	3.63
Outstanding at November 30, 2014	6,392,355	$1.37	$-	2.93

Warrants exercisable at November 30, 2014 are:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.68	220,000	1.96	220,000
$0.91	1,497,124	2.17	1,497,124
$1.40	786,250	1.74	786,250
$1.50	3,371,000	3.52	3,371,000
$2.10	472,001	3.19	472,001
$2.50	25,980	3.12	25,980
$3.00	20,000	2.17	20,000

On November 14, 2011, MBM entered into consulting agreement with an advisor and issued warrants to purchase 220,000 shares of common stock at $0.68 per share that vested immediately. The fair value of these warrants was determined to be $149,999, as calculated using the Black-Scholes model. Assumption used in the Black-Scholes model included: (1) a discount rate of 0.91%; (2) an expected term of 5 years; (3) an expected volatility of 403%; and (4) zero expected dividends.

On January 31, 2012, MBM granted 1,497,124 warrants together with shares of common stock issued on January 31, 2012 exercisable at $0.91 per share and expiring on January 31, 2017.  On February 27, 2012, the Company also granted 216,250 warrants together with shares of common stock exercisable at $1.40 per share and expiring on February 27, 2016.

Immediately prior to the Share Exchange, PVSO issued 350,000 warrants exercisable at $1.40 per share.

On October 4, 2012, we issued 150,000 warrants to a consultant exercisable at $1.50 per share.  The fair value of these warrants was determined to be $149,995, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.63%; (2) an expected term of 4 years; (3) an expected volatility of 420%; and (4) zero expected dividends.

During the year ended February 28, 2013, we issued 220,000 warrants together with shares of common stock issued on May 1, 2012 exercisable at $1.40 per share and expiring on May 1, 2016.

During the year ended February 28, 2013, we issued 78,700 detachable warrants with convertible notes.  See Note 8 for more details on these transactions.

During the year ended February 28, 2014, the Company entered into a consulting agreement whereby the Company issued to the consultant 17,500 common stock purchase warrants with a term of four years and an exercise price equal to $2.50 per share.  The fair value of these warrants was determined to be $17,495, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.09%; (2) an expected term of 4 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the year ended February 28, 2014, we issued 295,833 detachable warrants with convertible notes.  We also issued 93,468 warrants in connection with an amendment of certain convertible notes during the year ended February 28, 2014.  See Note 8 for more details on these transactions.

In connection with the issuance of convertible notes, the Company issued placement agent warrants to purchase an aggregate of 8,480 shares of common stock.  These placement agent warrants are exercisable at $2.50 per share, have a term of 5 years and a cashless exercise feature and vest immediately. The fair value of these warrants was determined to be $25,498, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 0.74%; (2) an expected term of 5 years; (3) an expected volatility of 134%; and (4) zero expected dividends.

The following table summarizes common stock purchase warrants issued and outstanding as of February 2014 and 2013:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2013	2,732,074	$1.13	$-	-
Issued	414,281	$2.28	-	-
Outstanding at February 28, 2014	3,146,355	$1.24	$807,096	2.97

The following table summarizes common stock purchase warrants exercisable at February 28, 2014:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.68	220,000	2.71	220,000
$0.91	1,497,124	2.93	1,497,124
$1.40	786,250	2.49	786,250
$1.50	150,000	2.60	150,000
$2.10	447,001	4.13	447,001
$2.50	25,980	3.87	25,980
$3.00	20,000	2.92	20,000